Schedule of investments
Delaware Healthcare Fund	December 31, 2020 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 101.37%♦
Biotechnology — 33.15%
ACADIA Pharmaceuticals †	194,776	$10,412,725
Alder Biopharmaceuticals =, †	75,000	66,000
Alexion Pharmaceuticals †	20,000	3,124,800
Alkermes †	423,142	8,441,683
Allogene Therapeutics †	146,779	3,704,702
Alnylam Pharmaceuticals †	41,000	5,328,770
Amarin ADR †	190,000	929,100
AnaptysBio †	93,732	2,015,238
Arcus Biosciences †	461,200	11,972,752
Arena Pharmaceuticals †	525,000	40,335,750
Athenex †	165,438	1,829,744
BioMarin Pharmaceutical †	129,000	11,312,010
Cellectis ADR †	226,875	6,139,238
Clovis Oncology †	250,200	1,200,960
Coherus Biosciences †	430,000	7,473,400
Dynavax Technologies †	760,000	3,382,000
Epizyme †	203,200	2,206,752
Exact Sciences †	96,353	12,765,809
Five Prime Therapeutics †	100,000	1,701,000
Forma Therapeutics Holdings †	92,786	3,238,231
Fortress Biotech †	100,000	317,000
Galmed Pharmaceuticals †	306,010	951,691
Incyte †	80,000	6,958,400
Intellia Therapeutics †	20,000	1,088,000
Intercept Pharmaceuticals †	27,000	666,900
Karyopharm Therapeutics †	380,000	5,882,400
Lexicon Pharmaceuticals †	11,697	40,004
MacroGenics †	420,000	9,601,200
Madrigal Pharmaceuticals †	28,500	3,168,345
MEI Pharma †	600,000	1,584,000
Mersana Therapeutics †	150,000	3,991,500
Mirati Therapeutics †	80,000	17,571,200
MorphoSys †	300,000	35,075,835
Mustang Bio †	120,000	454,200
Myriad Genetics †	135,000	2,669,625
Nektar Therapeutics †	256,385	4,358,545
Neurocrine Biosciences †	110,000	10,543,500
NextCure †	150,000	1,635,000
Provention Bio †	70,000	1,185,800
Puma Biotechnology †	61,255	628,476
Regeneron Pharmaceuticals †	90,000	43,479,900
REGENXBIO †	149,000	6,758,640
NQ-573 [12/20] 2/21 (1511506)    1

Schedule of investments
Delaware Healthcare Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock♦ (continued)
Biotechnology (continued)
Rigel Pharmaceuticals †	1,600,000	$5,600,000
Rocket Pharmaceuticals †	58,000	3,180,720
Sangamo Therapeutics †	400,000	6,242,000
Sarepta Therapeutics †	23,000	3,921,270
Seagen †	95,000	16,638,300
Sio Gene Therapies †	64,171	178,395
Surface Oncology †	350,000	3,234,000
Syndax Pharmaceuticals †	180,000	4,003,200
Translate Bio †	456,300	8,409,609
Ultragenyx Pharmaceutical †	70,000	9,690,100
uniQure †	706,166	25,513,778
United Therapeutics †	86,800	13,175,372
Vascular Biogenics †	200,000	378,000
Vertex Pharmaceuticals †	25,000	5,908,500
Viking Therapeutics †	330,100	1,858,463
Voyager Therapeutics †	5,700	40,755
Xencor †	129,191	5,636,603
XOMA †	3,466	152,955
Yumanity Therapeutics =, †	750,000	0
Yumanity Therapeutics †	37,500	637,500
		410,590,345
Blue Chip Medical Products — 40.32%
AbbVie	226,559	24,275,797
Amgen	246,964	56,781,963
AstraZeneca	110,000	11,017,127
AstraZeneca ADR	82,000	4,099,180
Biogen †	45,000	11,018,700
Boston Scientific †	380,000	13,661,000
Bristol-Myers Squibb	200,000	12,406,000
Chugai Pharmaceutical	840,000	44,818,321
Eli Lilly and Co.	181,446	30,635,343
Gilead Sciences	310,000	18,060,600
GlaxoSmithKline	547,575	10,049,014
GlaxoSmithKline ADR	309,300	11,382,240
Johnson & Johnson	100,000	15,738,000
Merck & Co.	295,000	24,131,000
Pfizer	604,600	22,255,326
Roche Holding	180,000	62,693,742
Sanofi	380,000	36,534,665
Sanofi ADR	1,360,000	66,082,400
Stryker	15,000	3,675,600
2    NQ-573 [12/20] 2/21 (1511506)

(Unaudited)
	Number of shares	Value (US $)
Common Stock♦ (continued)
Blue Chip Medical Products (continued)
UCB	76,000	$7,843,579
Zimmer Biomet Holdings	80,000	12,327,200
		499,486,797
Healthcare Services — 8.60%
Anthem	87,500	28,095,375
Change Healthcare †	25,532	476,172
Cigna	75,000	15,613,500
CVS Health	180,000	12,294,000
McKesson	12,862	2,236,959
Quest Diagnostics	48,000	5,720,160
UnitedHealth Group	120,000	42,081,600
		106,517,766
Other — 11.31%
China Mobile ADR	240,000	6,849,600
Cia de Minas Buenaventura ADR †	66,353	808,843
Compugen †	690,000	8,355,900
Fannie Mae †	1,300,000	3,107,000
Federal Home Loan Mortgage †	1,050,000	2,446,500
Micron Technology †	1,172,000	88,110,960
SINA †	60,000	2,542,800
SK Telecom ADR	885,805	21,684,506
Sohu.com ADR †	390,722	6,228,109
		140,134,218
Small- / Mid-Cap Medical Products — 7.99%
Aerie Pharmaceuticals †	5,100	68,901
Halozyme Therapeutics †	230,000	9,823,300
Illumina †	102,000	37,740,000
InnoCare Pharma 144A #, †	17,000	29,560
Inspire Medical Systems †	30,000	5,642,700
Intra-Cellular Therapies †	450,000	14,310,000
Perrigo	210,000	9,391,200
Viatris †	1,170,018	21,926,137
		98,931,798
Total Common Stock (cost $917,819,914)		1,255,660,924

Rights — 0.00%
Ambit Bioscience =, †	76,500	0
Bristol-Myers Squibb †	80,000	55,208
Total Rights (cost $0)		55,208
NQ-573 [12/20] 2/21 (1511506)    3

Schedule of investments
Delaware Healthcare Fund (Unaudited)
	Number of shares	Value (US $)

Rights (continued)
Total Value of Securities—101.37% (cost $917,819,914)		1,255,716,132

Liabilities Net of Receivables and Other Assets—(1.37%)		(16,991,015)
Net Assets Applicable to 44,376,016 Shares Outstanding—100.00%		$1,238,725,117
♦	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2020, the aggregate value of Rule 144A securities was $29,560, which represents 0.00% of the Fund's net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
4    NQ-573 [12/20] 2/21 (1511506)